General Company Information	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
General Company Information
General Company Information

Note 1. General Company Information

Evaxion Biotech A/S is a pioneering TechBio company based upon its AI platform: AI-Immunology™. Evaxion’s proprietary and scalable AI prediction models harness the power of artificial intelligence to decode the human immune system and develop novel vaccines for cancer, bacterial diseases, and viral infections. Based upon AI-Immunology™, Evaxion has developed a clinical stage oncology pipeline of novel personalized vaccines and a preclinical infectious disease pipeline in bacterial and viral diseases with high unmet medical needs.

Evaxion is a public limited liability company incorporated and domiciled in Denmark with its registered office located at Dr. Neergaards Vej 5f, DK-2970 Hørsholm, Denmark.

The unaudited condensed consolidated interim financial statements of Evaxion Biotech A/S and its subsidiaries (collectively, the “Group”) for the three and nine months ended September 30, 2023 and 2022, were approved, and authorized for issuance, by the Audit Committee of the board of directors on November 13, 2023.

Note 1. General Company Information

Evaxion Biotech A/S (the “Company” or “Evaxion”) is a clinical-stage biotech company developing AI-powered immunotherapies. Evaxion uses its proprietary and scalable artificial intelligence, or AI, technology to decode the human immune system to identify and develop immunotherapies for patients in the global market. Unless the context otherwise requires, references to the “Company,” “Evaxion,” “we,” “us,” and “our”, refer to Evaxion Biotech A/S and its subsidiaries.

Evaxion is a public limited liability company incorporated and domiciled in Denmark with its registered office located at Dr. Neergaards Vej 5f, DK-2970 Hørsholm, Denmark.

On February 5, 2021, the Company completed an initial public offering (“IPO”), which resulted in the listing of American Depository Shares (“ADS”) representing the company’s ordinary shares, under the symbol “EVAX” in the United States on the NASDAQ Capital Market. Through the IPO, the Company sold 3,000,000 ADSs, each of which represents one ordinary share, at a price to the public of $10.00 per ADS. The Company received net proceeds of $25.3 million from the IPO, after deducting the underwriting discounts and commissions and offering expenses. Upon the completion of the IPO, authorized share capital consists of 3,000,000 shares of ordinary shares, par value DKK 1 per share.

On November 9, 2021, the Company completed a follow-on public offering through which we issued and sold 3,942,856 ADSs, each of which represents one ordinary share, at a price to the public of $7.00 per ADS. The shares issued were inclusive of the 514,285 ADSs issued to the underwriters pursuant to the full exercise of their option to purchase additional shares on November 5, 2021. The Company received aggregate net proceeds of $24.9 million from the follow-on public offering, which includes the funds received for the additional shares issued to the underwriters, after deducting the underwriting discounts and commissions and estimated offering expenses payable by us. Upon the completion of the follow-on public offering, the Company’s registered, issued, and outstanding share capital was nominal DKK 23,141,524.

In June 2022, we entered into a purchase agreement, or the LPC Purchase Agreement, with Lincoln Park Capital Fund, LLC, or Lincoln Park. In connection with the LPC Purchase Agreement, we issued 428,572 ADSs representing ordinary shares to Lincoln Park as consideration for a commitment fee of $1.2 million for Lincoln Park’s agreement to purchase ordinary shares. After issue of shares following the At the Market program with JonesTrading Institutional Services LLC we entered into in October 2022 and due to warrant exercise, the outstanding share capital amounted to nominal DKK 24,139,413 at year end.

The consolidated financial statements of Evaxion Biotech A/S and its subsidiaries (collectively, the “Group”) for the year ended December 31, 2022, were approved, and authorized for issuance, by the Audit Committee of the board of directors on April 27, 2023.

Emerging Growth Company Status

Evaxion is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Company has elected to take advantage of specified reduced reporting and regulatory requirements in contrast to those otherwise applicable generally to public companies. This provision includes the exemption from the auditor attestation requirement in the assessment of the Company’s internal control over financial reporting pursuant to Section 404 the Sarbanes-Oxley Act of 2002, or the Sarbanes-Oxley Act.

Evaxion will remain an emerging growth company until the earliest of (i) the last day of the first fiscal year (a) following the fifth anniversary of the completion of the global offering, (b) in which its annual gross revenue totals at least $1.235 billion or (c) when the Company is deemed to be a large accelerated filer, which means the market value of the Company’s ordinary shares that is held by non-affiliates exceeds $700.0 million as of the prior June 30th and (ii) the date on which the Company has issued more than $1.0 billion in non-convertible debt securities during the prior three-year period.

Impact from COVID-19

The Company continues to closely monitor the potential impact of COVID-19 on the 2022 financial results and cash flows and beyond.

The Company has worked closely with laboratories and investigators to ensure safe continuation and working requirements of its ongoing research activities and human clinical trials. The Company has resumed business travel and has remained active and effective in the process of raising capital with institutional investors by conducting key meetings in person and on a virtual basis when appropriate. As of December 31, 2022, the Company has not experienced a materially negative impact from COVID-19 on the audited consolidated financial statements.

Russia’s Invasion of Ukraine

On February 24, 2022, Russia invaded Ukraine creating a global conflict. The resulting conflict and retaliatory measures by the global community have created global security concerns, including the possibility of expanded regional or global conflict, which have had, and are likely to continue to have, short-term and more likely longer-term adverse impacts on Ukraine and Europe and around the globe. Potential ramifications include disruption of the supply chain including research activities and complications with the conduct of ongoing and future clinical trials of our product candidates, including patient enrollment. The Company relies on global networks of contract research organizations and clinical trial sites to enroll patients. Delays in research activities or in the conduct of our clinical trials could increase associated costs and, depending upon the duration of any delays, require us to find alternative suppliers at additional expense. In addition, the conflict between Russia and the Ukraine has had significant ramifications on global financial markets, which may adversely impact our ability to raise capital on favorable terms or at all. As of December 31, 2022, the Company has not directly experienced a materially negative impact from Russia’s invasion of Ukraine on the consolidated financial statements.